STATEMENT OF INVESTMENTS
BNY Mellon Appreciation Fund, Inc.

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.5%
Banks - 2.6%
JPMorgan Chase & Co.	397,790		35,813,034
Capital Goods - 1.4%
United Technologies	198,540		18,728,278
Commercial & Professional Services - 1.0%
Verisk Analytics	101,025		14,080,865
Consumer Durables & Apparel - 3.8%
Hermes International	11,400		7,873,542
LVMH Moet Hennessy Louis Vuitton	71,425	[a,b]	26,512,638
NIKE, Cl. B	217,675		18,010,430
			52,396,610
Consumer Services - 1.7%
McDonald's	140,655		23,257,304
Diversified Financials - 9.7%
American Express	228,800		19,587,568
Berkshire Hathaway, Cl. A	114	[a,b]	31,008,000
BlackRock	76,205		33,527,914
Intercontinental Exchange	204,695		16,529,121
S&P Global	139,445		34,170,997
			134,823,600
Energy - 1.9%
Chevron	286,220		20,739,501
ConocoPhillips	77,760		2,395,008
Exxon Mobil	91,048		3,457,093
			26,591,602
Food, Beverage & Tobacco - 10.3%
Altria Group	520,895		20,143,010
Nestle, ADR	267,690		27,569,393
PepsiCo	219,075		26,310,907
Philip Morris International	486,650		35,505,984
The Coca-Cola Company	743,650		32,906,512
			142,435,806
Health Care Equipment & Services - 5.4%
Abbott Laboratories	361,125		28,496,374
Intuitive Surgical	33,000	[b]	16,341,930
UnitedHealth Group	117,300		29,252,274
			74,090,578
Household & Personal Products - 3.0%
The Estee Lauder Companies, Cl. A	258,720		41,224,445

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Insurance - 2.7%
Chubb	166,735		18,622,632
The Progressive	257,000		18,976,880
			37,599,512
Materials - 3.6%
Air Products & Chemicals	171,465		34,226,129
The Sherwin-Williams Company	33,200		15,256,064
			49,482,193
Media & Entertainment - 13.4%
Alphabet, Cl. C	53,307	[b]	61,985,913
Comcast, Cl. A	910,790		31,312,960
Facebook, Cl. A	427,480	[b]	71,303,664
The Walt Disney Company	218,270	[b]	21,084,882
			185,687,419
Pharmaceuticals Biotechnology & Life Sciences - 6.0%
AbbVie	223,735		17,046,370
Johnson & Johnson	108,815		14,268,911
Novo Nordisk, ADR	461,155		27,761,531
Roche Holding, ADR	595,025	[a]	24,140,164
			83,216,976
Retailing - 4.6%
Amazon.com	31,535	[b]	61,484,420
Booking Holdings	2,100	[b]	2,825,172
			64,309,592
Semiconductors & Semiconductor Equipment - 5.2%
ASML Holding	117,360	[a,b]	30,706,070
Texas Instruments	416,705		41,641,331
			72,347,401
Software & Services - 14.9%
Automatic Data Processing	61,190		8,363,449
Broadridge Financial Solutions	54,900		5,206,167
Mastercard, Cl. A	30,000		7,246,800
Microsoft	794,990		125,377,873
Visa, Cl. A	373,145	[a]	60,121,122
			206,315,411
Technology Hardware & Equipment - 6.7%
Apple	364,975		92,809,493
Transportation - 2.6%
Canadian Pacific Railway	116,965		25,684,344
Union Pacific	72,725		10,257,134
			35,941,478
Total Common Stocks (cost $568,580,801)			1,391,151,597

	1-Day Yield (%)
Investment Companies - ..9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,823,949)	0.40	12,823,949	[c]	12,823,949

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,064,848)	0.40	5,064,848	[c]	5,064,848
Total Investments (cost $586,469,598)		101.8%		1,409,040,394
Liabilities, Less Cash and Receivables		(1.8%)		(25,087,192)
Net Assets		100.0%		1,383,953,202

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $94,983,057 and the value of the collateral was $98,575,204, consisting of cash collateral of $5,064,848 and U.S. Government & Agency securities valued at $93,510,356.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Appreciation Fund, Inc.

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,356,765,417	34,386,180	††	-	1,391,151,597
Investment Companies	17,888,797	-		-	17,888,797

† See Statement of Investments for additional detailed categorizations, if any

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2020, accumulated net unrealized appreciation on investments was $822,570,796, consisting of 826,196,979 gross unrealized appreciation and $3,626,183 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.